Derivative Liabilities (Details Narrative 2) - USD ($)	9 Months Ended		12 Months Ended			24 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2014
Increase (Decrease) in fair value of derivative warrant liability	$ 53,597	$ 298,370	$ (3,362,497)	$ (3,279,650)		$ (3,362,497)
Fair value of derivative liability	$ 2,689,240		2,635,643			2,635,643
Additional investment rights			$ 237,566		$ 841,333
Additional paid in capital		237,566
Additional recognition of gain, “Change in fair value of derivative liabilities”		$ 1,062,448
Issuing Additional Warrants
Derivative warrants weighted average remaining life	2 years 6 months		3 years 5 months 18 days
Increase (Decrease) in fair value of derivative warrant liability	$ 53,597
Additional investment rights	24,109
Additional recognition of gain, “Change in fair value of derivative liabilities”	719,088
Issuing Additiona Investment Rights
Fair value of derivative liability	$ 0		$ 719,088			$ 719,088